Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Financial Income (Expenses), Net

Note 14 - Financial Income (Expenses), Net

	Year ended December 31
	2020	2021	2022
	US$ thousands

Interest income	2,197	1,548	1,144
Changes in marketable securities, net	(244)	(621)	(914)
Exchange rate differences, net	(748)	(1,031)	2,308
Bank charges	(171)	(48)	(74)

	1,034	(152)	2,464